RELATED PARTY BALANCES AND TRANSACTIONS	6 Months Ended
Jun. 30, 2021
Related party transactions [abstract]
RELATED PARTY BALANCES AND TRANSACTIONS

17. RELATED PARTY BALANCES AND TRANSACTIONS

In addition to the transactions detailed elsewhere in these condensed financial statements, the Group had the following transactions with related parties during the period.

(a)	Commercial transactions with related parties

		Six months ended June 30,
		2020	2021	2021
		CNY	CNY	US$
	Notes	(Unaudited)	(Unaudited)	(Unaudited)

CHNR's share of office rental, rates and others to Anka Consultants Limited ("Anka")	i	762	205	32
Shenzhen Feishang Management and Consulting Co., Ltd. ("Feishang Management")'s share of office rental to Feishang Enterprise Group Co., Ltd. ("Feishang Enterprise")	ii	83	84	13

(i)	The Company signed a contract with Anka to lease 184 square meters of office premises for 2 years, from July 1, 2020 to June 30, 2022. The agreement also provides that the Company shares certain costs and expenses in connection with its use of the office, in addition to some of the accounting and secretarial services and day-to-day office administration services provided by Anka.

(ii)	On January 1, 2018, Feishang Management signed an office sharing agreement with Feishang Enterprise. Pursuant to the agreement, Feishang Management shares 40 square meters of office premises for 33 months. Feishang Management signed a new contract with Feishang Enterprise in October 2020, which expired on September 30, 2021.

(b)	Other transactions with related parties

On April 28, 2021, the Company's subsidiary, China Coal entered into an equity transfer agreement to transfer 100% of the equity interests of Yangpu Lianzhong to the Company's external related party, Feishang Energy for total consideration of CNY103,767 (US$16,070).

(c)	Balances with related parties

The Company's balances with related companies are unsecured and non-interest bearing. Feishang Enterprise and the Shareholder have provided letters stating their continuous financial support to the Group and that they will not recall any amounts due to them until the Group has sufficient liquidity to finance its operations. The balances are summarized as follows:

	December 31,	June 30,	June 30,
	2020	2021	2021
	CNY	CNY	US$
	(Audited)	(Unaudited)	(Unaudited)

Current:
Payable to related companies:
Feishang Enterprise (a, i)	6,378	2,849	441
Anka Capital Limited ("Anka Capital") (b, iii)	2,780	2,744	425
	9,158	5,593	866

Payable to the Shareholder:
Feishang Group (a, ii)	7,149	14,050	2,176
	7,149	14,050	2,176

Lease liabilities to related parties
Anka (b)	1,092	737	114
	1,092	737	114

(a)	Feishang Enterprise and Feishang Group are controlled by Mr. Li Feilie, who is the beneficial shareholder of the Company.

(b)	Anka Capital and Anka are each jointly owned by Wong Wah On Edward and Tam Cheuk Ho, who are officers of the Company.

(i)	The payable to Feishang Enterprise by Feishang Management represents the net amount of advances from Feishang Enterprise. The balance is unsecured and interest-free. The balance is repayable when the Group is in a position to settle the amounts due without having a detrimental impact on the financial resources of the Group.

(ii)	The payable to Feishang Group represents the net amount of advances from Feishang Group. The balance is unsecured and interest-free. The balance is repayable when the Group is in a position to settle the amounts due without having a detrimental impact on the financial resources of the Group.

(iii)	The payable to Anka Capital by CHNR represents the net amount of advances from Anka Capital. The balance is unsecured and interest-free. The balance is repayable when the Group is in a position to settle the amounts due without having a detrimental impact on the financial resources of the Group.

(d)	Compensation of key management personnel of the Group

	Six months ended June 30,
	2020	2021	2021
	CNY	CNY	US$

Wages, salaries and allowances	463	284	44
Housing subsidies	9	8	1
Contribution to pension plans	45	33	5

Total Compensation of key management personnel	517	325	50

The amounts disclosed in the table are the amounts recognized as expenses during the respective period related to key management personnel.